The RBB Fund, Inc.

615 East Michigan Street

Milwaukee, Wisconsin 53202

April 16, 2025

FILED VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund Inc. (the “Company”)

File Nos.: 033-20827 and 811-05518

Ladies and Gentlemen:

On behalf of the Company, transmitted herewith for filing is a Post-Effective Amendment (the “Amendment”) to the Company’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 346 under the 1933 Act) and the Investment Company Act of 1940, as amended (the “1940 Act”) (Amendment No. 351 under the 1940 Act).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act because of a change in investment objective and investment strategy of the US Treasury 30 Year Bond ETF, US Treasury 20 Year Bond ETF, US Treasury 10 Year Note ETF, US Treasury 7 Year Note ETF, US Treasury 5 Year Note ETF, US Treasury 3 Year Note ETF, US Treasury 2 Year Note ETF, US Treasury 12 Month Bill ETF, US Treasury 6 Month Bill ETF, US Treasury 3 Month Bill ETF, F/m 6-Month Investment Grade Corporate Bond ETF, F/m 9-18 Month Investment Grade Corporate Bond ETF, F/m 2-Year Investment Grade Corporate Bond ETF, F/m 3-Year Investment Grade Corporate Bond ETF, F/m 5-Year Investment Grade Corporate Bond ETF, F/m 7-Year Investment Grade Corporate Bond ETF, F/m 10-Year Investment Grade Corporate Bond ETF, F/m 20-Year Investment Grade Corporate Bond ETF, F/m 30-Year Investment Grade Corporate Bond ETF, and F/m 15+ Year Investment Grade Corporate Bond ETF (each a “Fund” and together the “Funds”).

As a point of information, each of the Funds is passively managed, and tracks the performance of an underlying index. The sole purpose of the Amendment is to change the identity of the index provider, with each Fund changing its underlying index from a suite of indices offered by ICE Data Services to a new suite of indices offered by Bloomberg Index Services Limited. Accordingly, we respectfully request that the Staff limit its review to the Prospectus sections entitled “Summary Section – Investment Objective” and “Summary Section – Principal Investment Strategies” and the Statement of Additional Information section entitled “Fund History” for the Funds.

The Trust plans to file a post-effective amendment pursuant to paragraph (b) of Rule 485 prior to the effectiveness of the Amendment to update financial and other non-material information with respect to each of the Funds.

Questions and comments concerning this filing may be directed to the undersigned at edward.paz@usbank.com.

Respectfully,

/s/ Edward Paz
Edward Paz
Assistant Secretary

cc:	James G. Shaw, The RBB Fund, Inc.

Jillian Bosmann, Faegre Drinker Biddle & Reath LLP